Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information
We have three operating segments: Wholesale – North America; Wholesale – Europe; and Self Service. Our operations in North America, which include our Wholesale – North America and Self Service operating segments, are aggregated into one reportable segment because they possess similar economic characteristics and have common products and services, customers, and methods of distribution. Our Wholesale – Europe operating segment, which includes Sator, is presented as a separate reportable segment. Therefore, we present our reportable segments on a geographic basis.
The following table presents our financial performance, including revenue, earnings before interest, taxes, depreciation and amortization ("EBITDA"), and depreciation and amortization by reportable segment for the periods indicated (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Revenue
North America	$928,307	$835,324	$2,865,613	$2,547,743
Europe	369,787	181,383	880,226	507,272
Total revenue	$1,298,094	$1,016,707	$3,745,839	$3,055,015
EBITDA
North America	$108,314	$89,265	$362,281	$331,140
Europe	38,088	20,079	95,920	55,669
Total EBITDA	$146,402	$109,344	$458,201	$386,809
Depreciation and Amortization
North America	$16,417	$14,830	$48,555	$43,603
Europe	5,740	3,298	13,313	7,971
Total depreciation and amortization	$22,157	$18,128	$61,868	$51,574

EBITDA for our North American segment included gains of $0.5 million and $17.2 million during the three and nine months ended September 30, 2012 resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 7, "Commitments and Contingencies." Included within EBITDA of our European segment are losses of $0.8 million and $2.1 million during the three months ended September 30, 2013 and 2012, respectively, from the change in fair value of contingent consideration liabilities, primarily related to our 2011 ECP acquisition. During the nine month periods ended September 30, 2013 and 2012, our European segment recognized losses of $2.7 million and $1.9 million, respectively, related to the remeasurement of these contingent consideration liabilities. See Note 6, "Fair Value Measurements" for further information on our contingent consideration liabilities. For the three and nine months ended September 30, 2013, EBITDA for our European segment also included restructuring and acquisition related expenses of $1.6 million and $5.3 million, respectively, primarily related to our acquisitions of Sator and five automotive paint distribution businesses in the U.K.
The table below provides a reconciliation from EBITDA to Net Income (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
EBITDA	$146,402	$109,344	$458,201	$386,809
Depreciation and amortization	22,157	18,128	61,868	51,574
Interest expense, net	15,200	7,964	36,287	22,687
Loss on debt extinguishment	—	—	2,795	—
Provision for income taxes	35,600	29,204	123,492	113,511
Net income	$73,445	$54,048	$233,759	$199,037

The key measure of segment profit or loss reviewed by our chief operating decision maker, who is our Chief Executive Officer, is EBITDA. Segment EBITDA includes revenue and expenses that are controllable by the segment. Corporate and administrative expenses are allocated to the segments based on usage, with shared expenses apportioned based on the segment’s percentage of consolidated revenue. Segment EBITDA excludes depreciation, amortization, interest and taxes. Loss on debt extinguishment is considered a component of interest in calculating EBITDA, as the write-off of debt issuance costs is similar to the treatment of debt issuance cost amortization.
The following table presents capital expenditures, which includes additions to property and equipment, by reportable segment (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Capital Expenditures
North America	$14,960	$15,015	$48,662	$49,521
Europe	6,015	4,006	12,464	11,115
	$20,975	$19,021	$61,126	$60,636

The following table presents assets by reportable segment (in thousands):

	September 30, 2013	December 31, 2012
Receivables, net
North America	$260,413	$241,627
Europe	178,387	70,181
Total receivables, net	438,800	311,808
Inventory
North America	725,213	750,565
Europe	292,956	150,238
Total inventory	1,018,169	900,803
Property and Equipment, net
North America	441,940	434,010
Europe	89,957	60,369
Total property and equipment, net	531,897	494,379
Other unallocated assets	2,372,193	2,016,466
Total assets	$4,361,059	$3,723,456

We report net trade receivables, inventories, and net property and equipment by segment as that information is used by the chief operating decision maker in assessing segment performance. These assets provide a measure for the operating capital employed in each segment. Unallocated assets include cash, prepaid and other current and noncurrent assets, goodwill, intangibles and income taxes.
Our operations are primarily conducted in the U.S. Our European operations are located in the U.K., the Netherlands, Belgium and France. Our operations in other countries include recycled and aftermarket operations in Canada, engine remanufacturing and bumper refurbishing operations in Mexico, an aftermarket parts freight consolidation warehouse in Taiwan, and other alternative parts operations in Guatemala and Costa Rica. Our revenue is attributed to geographic area based on the location of the selling operation.
The following table sets forth our revenue by geographic area (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Revenue
United States	$868,052	$784,270	$2,672,545	$2,394,581
United Kingdom	266,384	181,383	708,089	507,272
Other countries	163,658	51,054	365,205	153,162
	$1,298,094	$1,016,707	$3,745,839	$3,055,015

The following table sets forth our tangible long-lived assets by geographic area (in thousands):

	September 30, 2013	December 31, 2012
Long-lived Assets
United States	$411,957	$408,244
United Kingdom	69,309	60,369
Other countries	50,631	25,766
	$531,897	$494,379

The following table sets forth our revenue by product category (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Aftermarket, other new and refurbished products	$793,925	$562,750	$2,199,009	$1,676,006
Recycled, remanufactured and related products and services	349,411	317,877	1,060,681	967,250
Other	154,758	136,080	486,149	411,759
	$1,298,094	$1,016,707	$3,745,839	$3,055,015

Our North American reportable segment generates revenue from all of our product categories, while our European segment generates revenue primarily from the sale of aftermarket products. Revenue from other sources includes scrap sales, bulk sales to mechanical remanufacturers (including cores) and sales of aluminum ingots and sows from our furnace operations.

Segment and Geographic Information
We have three operating segments: Wholesale – North America; Wholesale – Europe; and Self Service. Our operations in North America, which include our Wholesale – North America and Self Service operating segments, are aggregated into one reportable segment because they possess similar economic characteristics and have common products and services, customers, and methods of distribution. Our Wholesale – Europe operating segment, formed with our acquisition of ECP effective October 1, 2011, marks our entry into the European automotive aftermarket business, and is presented as a separate reportable segment. Although the Wholesale – Europe operating segment shares many of the characteristics of our North American operations, including types of products offered, distribution methods, and procurement, we have provided separate financial information as we believe this data would be beneficial to users in understanding our results. Therefore, we present our reportable segments on a geographic basis.
The following table presents our financial performance, including revenue, earnings before interest, taxes, depreciation and amortization (“EBITDA”), and depreciation and amortization by reportable segment for the periods indicated (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenue
North America	$3,426,858	$3,131,376	$2,469,881
Europe	696,072	138,486	—
Total revenue	$4,122,930	$3,269,862	$2,469,881
EBITDA
North America	$440,448	$405,924	$339,869
Europe	70,099	12,144	—
Total EBITDA	$510,547	$418,068	$339,869
Depreciation and Amortization
North America	$59,132	$52,481	$41,428
Europe	11,033	2,024	—
Total depreciation and amortization	$70,165	$54,505	$41,428

EBITDA during 2012 for our North American segment is inclusive of gains of $17.9 million resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies." EBITDA for our North America segment also includes net gains of $2.0 million in each of the years ended December 31, 2012 and 2011 from the change in fair value of contingent consideration liabilities related to certain of our acquisitions. Included within EBITDA of our European segment are losses of $3.6 million and $0.6 million for the years ended December 31, 2012 and 2011, respectively, for the change in fair value of contingent consideration liabilities related to our ECP acquisition. See Note 7, "Fair Value Measurements," for further information on these changes in fair value of the contingent consideration obligations recorded in earnings during the periods.
The table below provides a reconciliation from EBITDA to Income from Continuing Operations (in thousands):

	Year Ended December 31,
	2012	2011	2010
EBITDA	$510,547	$418,068	$339,869
Depreciation and amortization	70,165	54,505	41,428
Interest expense, net	31,215	22,447	28,316
Loss on debt extinguishment	—	5,345	—
Provision for income taxes	147,942	125,507	103,007
Income from continuing operations	$261,225	$210,264	$167,118

The key measure of segment profit or loss reviewed by our chief operating decision maker, who is our Chief Executive Officer, is EBITDA. Segment EBITDA includes revenue and expenses that are controllable by the segment. Corporate and administrative expenses are allocated to the segments based on usage, with shared expenses apportioned based on the segment’s percentage of consolidated revenue. Segment EBITDA excludes depreciation, amortization, interest (including loss on debt extinguishment) and taxes. Loss on debt extinguishment is considered a component of interest in calculating EBITDA, as the write-off of debt issuance costs is similar to the treatment of debt issuance cost amortization.
The following table presents capital expenditures, which includes additions to property and equipment, by reportable segment (in thousands):

	Year Ended December 31,
	2012	2011	2010
Capital Expenditures
North America	$73,331	$84,856	$61,438
Europe	14,924	1,560	—
	$88,255	$86,416	$61,438

The following table presents assets by reportable segment (in thousands):

	December 31,
	2012	2011	2010
Receivables, net
North America	$241,627	$230,871	$191,085
Europe	70,181	50,893	—
Total receivables, net	311,808	281,764	191,085
Inventory
North America	750,565	636,145	492,688
Europe	150,238	100,701	—
Total inventory	900,803	736,846	492,688
Property and Equipment, net
North America	434,010	380,282	331,312
Europe	60,369	43,816	—
Total property and equipment, net	494,379	424,098	331,312
Other unallocated assets	2,016,466	1,756,996	1,284,424
Total assets	$3,723,456	$3,199,704	$2,299,509

We report net trade receivables, inventories, and net property and equipment by segment as that information is used by the chief operating decision maker in assessing segment performance. These assets provide a measure for the operating capital employed in each segment. Unallocated assets include cash, prepaid and other current and noncurrent assets, goodwill, intangibles and income taxes.
Our operations are primarily conducted in the U.S. Our European operations, which we started with the acquisition of ECP in the fourth quarter of 2011, are located in the U.K. Our operations in other countries include recycled and aftermarket operations in Canada, engine remanufacturing and bumper refurbishing operations in Mexico, an aftermarket parts distribution facility in Taiwan, and other alternative parts operations in Guatemala and Costa Rica.
The following table sets forth our revenue by geographic area (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenue
United States	$3,209,024	$2,952,620	$2,366,224
United Kingdom	696,072	138,486	—
Other countries	217,834	178,756	103,657
	$4,122,930	$3,269,862	$2,469,881

The following table sets forth our tangible long-lived assets by geographic area (in thousands):

	December 31,
	2012	2011
Long-lived Assets
United States	$408,244	$360,961
United Kingdom	60,369	43,816
Other countries	25,766	19,321
	$494,379	$424,098

The following table sets forth our revenue by product category (in thousands):

	Year Ended December 31,
	2012	2011	2010
Aftermarket, other new and refurbished products	$2,286,853	$1,634,003	$1,236,806
Recycled, remanufactured and related products and services	1,277,023	1,115,088	888,320
Other	559,054	520,771	344,755
	$4,122,930	$3,269,862	$2,469,881

All of the product categories include revenue from our North American reportable segment, while our European segment, which is composed of ECP, an automotive aftermarket products distributor, currently generates revenue only from the sale of aftermarket products. Revenue from other sources includes scrap sales, bulk sales to mechanical remanufacturers (including cores) and sales of aluminum ingots and sows from our furnace operations. With our acquisition of a precious metals refining and reclamation business in the second quarter of 2012, revenue from other sources also includes the sales of precious metals harvested from various components, including certain of our salvage vehicle parts.